Loan Commitments and Other Related Activities - Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to make loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 4,307	$ 943
Variable Rate	309	741
Unused lines of credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	47	62
Variable Rate	18,142	19,952
Standby letters of credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate
Variable Rate	$ 522	$ 526